Investment Objectives and Goals - QQQ Trust, Series 1	Dec. 19, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco QQQ TrustSM, Series 1 (the “Fund” or “Trust”) seeks to track the investment results, before fees and expenses, of the Nasdaq-100 Index® (the “Underlying Index”).